UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2019

Date of reporting period:	1/31/2019

Item 1.  Schedule of Investments

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 100.1%
Alabama 0.5%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$ 541,365
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	546,475
Selma Indl. Dev. Brd. Rev.,
Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800	05/01/34	1,000	1,040,300
Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250	11/01/33	1,750	1,799,280
				3,927,420
Alaska 1.1%
Valdez Marine Term Rev., Exxon Pipeline Co. Proj., Rfdg., FRDD (Mandatory put date 02/01/19)	1.600(cc)	10/01/25	9,200	9,200,000
Arizona 4.0%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375	07/01/50	1,000	1,025,420
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Ser. A, 144A	5.750	07/15/48	1,500	1,563,510
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,043,360
Paradise Schs. Projs. Parago, Rfdg., 144A	5.000	07/01/47	1,000	1,015,420
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,051,740

Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B, Rfdg.	7.250	04/01/40	1,500	1,512,465
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,008,130
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,007,590
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,310,997

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,114,210
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000	12/01/32	4,890	5,723,452
Sr. Bonds	5.000	12/01/37	9,705	11,274,687

Tempe Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,052,640
				33,703,621
California 9.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125	07/01/41	775	832,148

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
California Cnty. Tob. Secur. Agcy. Rev.,
Conv., CABS	5.250%(cc)	06/01/21	2,220	$ 2,250,747
Conv., CABS	5.450(cc)	06/01/28	4,500	4,567,545
Conv., CABS, Ser. B	5.100(cc)	06/01/28	1,750	1,750,332
California Hlth. Facs. Fin. Auth. Rev.,
St. Joseph Hlth. Sys., Ser. A	5.750	07/01/39	1,770	1,799,665
Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded 11/15/21)(ee)	5.500	11/15/40	750	831,383
California Mun. Fin. Auth. Rev.,
American Heritage Ed., Ser. A, Rfdg.	5.000	06/01/46	750	788,910
CHF-Davis I, LLC, W. Village Student Housing Proj.	5.000	05/15/51	1,000	1,081,910
River Chrt. Schs., Ser. A, 144A	5.500	06/01/48	750	774,563
Sr. Lien, LINXS APM Proj., Ser. A, AMT	5.000	12/31/47	1,250	1,358,375
California Poll. Ctrl. Fin. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39	2,750	2,933,067
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	500	526,870
California St.,
GO, Var. Purp.	5.500	11/01/39	1,000	1,025,380
GO, Var. Purp.	6.000	11/01/39	1,500	1,544,685
GO, Var. Purp., Unrefunded	6.000	04/01/38	2,265	2,279,745

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,086,860
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	750	783,375
Alliance Clg.-Ready Pub. Schs., Ser. A, Rfdg., 144A	5.000	07/01/51	1,000	1,039,380
Kipp LA Proj., Ser. A, 144A	5.000	07/01/45	650	687,154
Kipp LA Proj., Ser. A, 144A	5.000	07/01/47	820	879,245
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250	11/01/44	750	780,053
Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,000	2,082,180
Loma Linda Univ. Med. Ctr., Ser. A	5.250	12/01/44	1,000	1,057,930
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/43	4,475	4,812,728
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	3,500	3,684,345
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.500	12/01/58	3,000	3,261,960
Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250	11/15/41	500	517,780

Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000	09/01/34	500	535,060
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS	6.517(t)	06/01/47	10,000	1,624,600
Asset Bkd., Sr., Ser. A-2, CABS	5.300(cc)	06/01/37	5,000	4,993,300
Ser. A-1, Rfdg.	5.000	06/01/47	3,525	3,330,138
Ser. A-1, Rfdg.	5.250	06/01/47	2,500	2,459,825

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., (cont’d.)
Ser. A-2, Rfdg.	5.000%	06/01/47	3,500	$3,306,520

Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	1,000	1,092,490
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B	6.000	09/02/27	1,000	1,078,650
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000	11/15/35	3,510	4,158,964
Ser. A	5.500	11/15/37	685	856,134
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500	11/01/39	2,060	2,831,243
Ser. A	7.000	11/01/34	1,650	2,336,829

Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded 11/01/20)(ee)	6.000	11/01/41	1,800	1,934,802
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125	05/01/31	1,000	1,059,540
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,154,840
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,091,420
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	570,410

San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000	05/01/25	1,000	1,069,280
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625	09/01/36	675	723,776
South Bayside Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000	09/01/36	500	511,630
				81,737,766
Colorado 2.8%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Ser. A, AMT, Rfdg.	4.000	12/01/48	2,000	2,006,380
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000	10/01/32	500	526,460
Colorado Bridge Enterprise Rev., Central 70 Proj., AMT	4.000	06/30/51	1,500	1,481,145
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,028,000
Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	850,264
Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375	07/01/44	1,350	1,361,583

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Colorado (cont’d.)
Colorado Edl. & Cultural Facs. Auth. Rev., (cont’d.)
Windsor Chrt. Sch., Rfdg., 144A	5.000%	09/01/46	1,390	$1,327,922

Colorado High Performance Transn. Enterprise Rev., C-470 Express Lanes	5.000	12/31/56	1,000	1,058,600
Colorado Hlth. Facs. Auth. Rev.,
Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	565,026
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,350,350
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,513,525

E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,045,220
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,618,470
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,022,260
Pub. Auth. Energy Nat. Gas Pur. Rev.,	6.500	11/15/38	4,045	5,609,485
				23,364,690
Connecticut 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,326,525
Harbor Point Infrastructure Impt. Dist. Tax Alloc.,
Harbor Point Proj. Rfdg., 144A	5.000	04/01/39	2,000	2,088,360
Harbor Point Proj., Ser. A (Pre-refunded 04/01/20)(ee)	7.875	04/01/39	2,000	2,139,300
				5,554,185
Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev.,
Chrt. Sch.-Aspira Chrt., Ser. A	5.000	06/01/36	1,000	998,770
Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	528,035

Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000	07/01/32	1,375	1,467,799
				2,994,604
District of Columbia 1.2%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,627,820
Gallaudet Univ.	5.500	04/01/34	400	427,136
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	1,000,229
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	853,136

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
District of Columbia (cont’d.)
Dist. of Columbia, Rev., (cont’d.)
Kipp DC Iss., Ser. A, Rfdg.	5.000%	07/01/48	1,250	$1,326,500

Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,581,600
				9,816,421
Florida 8.3%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125	05/01/43	2,695	2,694,919
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,647,705
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	1,915	1,970,937
Celebration Pointe CDD 1 Spl. Assmt., Alachua Cnty., 144A	5.000	05/01/48	1,000	1,003,270
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,102,120
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,120,500
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	551,940
Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,124,710
Florida Dev. Fin. Corp. Edl. Facs. Rev.,
Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,118,860
Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,799,665

Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/47	2,500	2,655,025
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev.,
Priority, Sub-Ser. A, AMT	4.000	10/01/52	3,350	3,325,311
Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/26	500	534,265
Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/36	4,700	4,871,691

Indigo Cmnty. Dev. Dist. Spl. Assmt., (original cost $820,000; purchased 02/16/05)^(d)(f)	5.750	05/01/36	820	483,800
Lakewood Ranch Stewardship Dist., Spl. Assmt.,
Lakewood Centre North Proj.	4.875	05/01/45	1,000	974,630
Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	509,460
Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,029,080
N E sector Proj., Phase 1B, 144A	5.450	05/01/48	1,000	1,007,720
Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	249,985
Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,500	1,494,420
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950	12/15/21	1,750	1,779,768

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)
Martin Cnty. Indl. Dev. Auth. Rev., (cont’d.)
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200%	12/15/25	1,000	$1,012,410

Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,044,726
North Sumter Cnty. Util. Dependent Dist.,
Solid Wste. Rev.	5.000	10/01/42	2,000	2,095,780
Util. Rev.	5.750	10/01/43	1,500	1,592,010

Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Oblig. Grp., Ser. A	4.000	10/01/49	3,000	2,989,350
Palm Beach Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	545,795
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,123,410

Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	3,890	3,889,844
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp., Rfdg.	5.250	10/01/34	1,250	1,293,475
South Lake Hosp., Ser. A	6.250	04/01/39	1,910	1,920,429

South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,110,570
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A, Rfdg. (Pre-refunded 11/15/19)(ee)	6.500	11/15/39	1,500	1,555,065
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000	12/01/55	1,000	1,060,380
Village CDD No. 7, Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,910	1,952,287
Village CDD No. 8, Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,100	2,191,350
Village CDD No. 9,
Fla. Spl. Assmt.	7.000	05/01/41	755	833,981
Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,080	2,186,766
Village CDD No.10,
Fla. Spl. Assmt.	5.125	05/01/43	1,070	1,150,667
Fla. Spl. Assmt.	6.000	05/01/44	900	1,011,321

Village CDD No.11, Fla. Spl. Assmt.	4.500	05/01/45	1,405	1,422,773
Village CDD No.12, Fla. Spl. Assmt., 144A	4.250	05/01/43	2,900	2,908,642
				69,940,812
Georgia 1.2%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	524,575

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Georgia (cont’d.)
Atlanta Dev. Auth. Rev., GA Proton Treatment Ctr., Series A-1	6.000%	01/01/23	1,700	$ 1,710,880
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125	11/01/45	2,000	1,944,300
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,165,640
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150	02/01/20	750	766,650
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,599,195
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000	01/01/38	1,000	962,660
				9,673,900
Hawaii 0.6%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B (Pre-refunded 07/01/20)(ee)	5.750	07/01/40	500	527,550
Hawaii St. Dept. Budget & Fin.,
Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Pre-refunded 11/15/19)(ee)	9.000	11/15/44	1,000	1,055,100
Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,757,300
Spl. Purp. Rev., Hawaiian Elec. Co.	6.500	07/01/39	1,000	1,017,800
				5,357,750
Illinois 12.6%
Chicago Brd. of Edu.,
GO, Ser. A	5.500	12/01/39	535	543,474
GO, Ser. A, 144A	7.000	12/01/46	1,500	1,764,540
GO, Ser. A, Rfdg.	5.000	12/01/35	500	517,235
GO, Ser. A, Rfdg.	7.000	12/01/44	3,190	3,647,893
GO, Ser. C	5.250	12/01/35	1,015	1,048,312
GO, Ser. D	5.000	12/01/46	1,470	1,478,967
GO, Ser. G, Rfdg.	5.000	12/01/34	2,155	2,227,861
GO, Ser. H	5.000	12/01/46	2,390	2,399,990
Spl. Tax	6.000	04/01/46	1,500	1,706,985
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. D, AMT	5.000	01/01/52	1,000	1,068,590
Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,626,960
Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,029,580
Sr. Lien, Ser. A, AMT, Rfdg.	5.000	01/01/48	1,000	1,091,370
Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,068,590

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Chicago O’Hare Int’l. Arpt. Rev., (cont’d.)
Trips Oblig. Grp., AMT	5.000%	07/01/48	1,000	$1,085,900

Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,353,650
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,615,851
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	792,143
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	5,790	6,130,278
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,184,350
GO, Ser. A	5.500	01/01/39	1,865	1,964,684
GO, Ser. A, Rfdg.	5.000	01/01/34	3,600	3,707,100
GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,791,125
GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,072,280
GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,585,425
Illinois Fin. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,000	1,047,150
Impt., Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,027,950
Presence Health Netw., Ser. C, Rfdg.	4.000	02/15/41	6,000	6,053,340
Provena Hlth., Ser. A (Pre-refunded 08/15/19)(ee)	7.750	08/15/34	10	10,315
Illinois St.,
GO	4.000	06/01/36	3,000	2,732,880
GO	5.000	04/01/31	2,000	2,072,460
GO	5.000	01/01/32	1,335	1,395,155
GO	5.000	05/01/33	950	980,400
GO	5.000	03/01/36	1,800	1,826,028
GO	5.000	05/01/36	2,000	2,048,900
GO	5.000	02/01/39	2,215	2,251,149
GO	5.000	05/01/39	3,000	3,053,730
GO	5.250	07/01/31	1,000	1,042,220
GO, Rfdg.	5.000	08/01/25	1,000	1,045,550
GO, Ser. A	5.000	01/01/33	2,000	2,036,180
GO, Ser. A	5.000	01/01/34	1,600	1,626,320
GO, Ser. A	5.000	12/01/35	2,000	2,083,880
GO, Ser. A	5.000	12/01/42	2,500	2,564,400
GO, Ser. D	5.000	11/01/27	4,000	4,338,480

Metropolitan Pier & Exposition Auth. Rev., McCormick Place Expnsn. Proj.	5.000	06/15/57	1,000	1,028,060
Railsplitter Tob. Settlement Auth. Rev., (Pre-refunded 06/01/21)(ee)	6.000	06/01/28	2,250	2,465,258
Regl. Transn. Auth. Rev.,
Ser. A	4.000	06/01/38	4,015	4,151,430

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Regl. Transn. Auth. Rev., (cont’d.)
Ser. A	4.000%	06/01/39	3,015	$3,111,540

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,521,795
				106,017,703
Indiana 0.6%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,004,200
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	700	766,283
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,718,805

Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,722,330
				5,211,618
Iowa 0.7%
Iowa St. Fin. Auth. Rev.,
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000	12/01/19	420	425,641
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500	12/01/22	5,600	5,605,376
				6,031,017
Kansas 0.1%
Kansas St. Dev. Fin. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg. (Pre-refunded 11/15/19)(ee)	5.750	11/15/38	20	20,596
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	1,000	989,130
				1,009,726
Kentucky 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	2,000	2,141,820
Owen Cnty. Wtrwks. Sys. Rev.,
Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	506,365
Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	509,490
				3,157,675

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Louisiana 1.1%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Ser. A, 144A	5.625%	06/15/48	2,000	$ 2,009,260
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev.,
Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,064,350
Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000	10/01/44	2,000	2,139,300
Louisiana Pub. Facs. Auth. Rev.,
Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,066,430
Provident Group-Flagship Pptys., Rfdg.	5.000	07/01/57	1,000	1,061,970
New Orleans Sewerage Serv. Rev.,
Rfdg.	5.000	06/01/44	1,000	1,071,750
Sewer Rev.	5.000	06/01/45	500	535,460
				8,948,520
Maine 0.3%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,191,400
Maryland 1.5%
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B, 144A	7.125	07/01/43	1,990	1,994,637
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,390	4,521,700
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,442,024
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev.,
Potomac Elect. Pwr. Co., Rfdg.	6.200	09/01/22	1,000	1,003,470
Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,124,420
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250	01/01/41	1,500	1,624,050
Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	600	658,674
				12,368,975
Massachusetts 1.1%
Massachusetts St. Dev. Fin. Agcy. Rev.,
SABIS Intl. Chrt. Sch., Rfdg.	5.000	04/15/40	1,250	1,302,600
Tufts Med. Ctr., Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	1,200	1,320,444
Tufts Med. Ctr., Ser. I, Unrefunded, Rfdg.	7.250	01/01/32	800	878,392

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Massachusetts (cont’d.)
Massachusetts St. Dev. Fin. Agcy. Rev., (cont’d.)
UMass Mem. Healthcare, Rfdg.	5.000%	07/01/38	2,130	$2,316,758

Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	3,000	3,008,460
				8,826,654
Michigan 1.6%
Michigan Fin. Auth. Rev.,
Henry Ford Hlth., Rfdg.	4.000	11/15/46	4,375	4,302,637
Sr. Lien, Detroit Wtr. & Swr., Ser. C-1	5.000	07/01/44	1,000	1,066,110

Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375	10/15/41	750	811,185
Michigan St. Strategic Fund Rev.,
I-75 Imp. Proj., AMT	5.000	06/30/48	500	542,685
I-75 Imp. Proj., AMT, AGM	4.500	06/30/48	1,250	1,270,963
Var. Detroit Ed., Rmkt., Rfdg.	5.625	07/01/20	1,000	1,048,640

Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	1,010	1,028,816
Summit Academy Rev., Rfdg.	6.250	11/01/25	1,570	1,570,958
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,643,970
				13,285,964
Minnesota 0.9%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000	07/01/44	1,250	1,265,888
Rochester Rev., Mayo Clinic	4.000	11/15/48	3,000	3,077,130
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000	05/01/37	1,250	1,305,087
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000	11/15/44	1,000	1,185,830
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500	10/01/37	1,000	910,290
				7,744,225

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Mississippi 0.5%
Mississippi St. Bus. Fin. Corp. Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 02/01/19)	1.600%(cc)	11/01/35	2,500	$ 2,500,000
Mississippi St. Rev., Ser. A	4.000	10/15/38	1,500	1,519,215
				4,019,215
Missouri 2.3%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000	02/15/35	1,000	1,076,270
Lees Summit, Tax Alloc., Rfdg. & Impt., Summit Fair Proj., 144A	4.875	11/01/37	2,000	1,895,440
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875	11/01/39	1,500	1,505,205
Missouri St. Hlth. & Ed. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,044,894
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,044,940
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,131,840
Lutheran Sr. Svcs., Ser. A	5.000	02/01/42	1,500	1,585,140

Poplar Bluff Regl. Transn. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,144,772
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Ser. A	5.250	09/01/53	2,000	2,002,900
Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,067,740
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,029,210
				19,528,351
Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,280	1,330,317
Nevada St. Dept. of Bus. & Ind. Rev.,
Somerset Acad., Ser. A, 144A	5.000	12/15/48	500	500,545
Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,010,020
				2,840,882
New Jersey 7.8%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., Proj., AMT, Rfdg.	5.750	09/15/27	1,530	1,682,954
Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,424,050
Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	790	800,949

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	$ 5,392,050
Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,565,062
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,492,929
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,049,110
Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,628,950
Ser. AAA	5.000	06/15/41	2,000	2,104,740
Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,705,710
Ser. DDD	5.000	06/15/42	1,000	1,045,830
Ser. WW	5.250	06/15/40	1,250	1,324,713
St. Gov’t. Bldgs. Proj., Ser. C	5.000	06/15/47	2,000	2,085,700
State House Proj., Ser. B, Rmkt.	5.000	06/15/43	1,000	1,050,810
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,849,124
Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,544,790
Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,133,990
United Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,194,380
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	550,265
Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625	07/01/37	1,000	1,090,480
Hackensack Meridian Hlth., Rfgd.	4.000	07/01/52	1,000	1,014,970
RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,678,890
University Hosp., Ser. A, AGM, Rfdg.	5.000	07/01/46	1,500	1,634,640
Virtua Hlth.	5.750	07/01/33	2,000	2,032,860
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Fed. Hwy. Reimbursement Nts., Ser. A1	5.000	06/15/28	1,250	1,408,763
Trans. Sys., Ser. A, Rfdg.	5.000	12/15/36	1,250	1,343,613
Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,243,572
Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,058,050
Trans. Sys., Ser. AA	5.250	06/15/43	2,000	2,158,000

New Jersey Tpk. Auth. Rev., Ser. A	4.000	01/01/48	1,000	1,017,170
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000	11/01/39	750	799,980
Tob. Settlement Fing. Corp. Rev.,
Ser. A, Rfdg.	5.250	06/01/46	1,000	1,057,320
Sub., Ser. B, Rfdg.	5.000	06/01/46	10,000	9,958,000
				65,122,414

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New York 4.8%
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000%	01/01/35	1,000	$ 1,055,350
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS	7.387(t)	06/01/47	5,000	640,150
Asset Bkd., 2nd Sub., Ser. C, CABS	7.917(t)	06/01/50	4,000	351,080
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000	01/01/56	2,105	2,146,216
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000(cc)	01/01/55	1,000	809,780
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,918,105
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,177,150

New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000	12/01/45	1,000	1,066,270
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	4,000	4,023,760
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/33	560	630,185
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/34	1,000	1,120,420
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.000	07/01/46	4,885	5,144,589
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.250	01/01/50	9,250	9,834,692

Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Pre-refunded 07/01/22)(ee)	5.000	07/01/42	1,000	1,108,810
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Int’l. Air Term.	5.000	12/01/20	340	354,181
JFK Int’l. Air Term.	6.000	12/01/42	2,500	2,646,300

TSASC, Inc., Rev., Ser. A, Rfdg.	5.000	06/01/41	2,000	2,067,260
				40,094,298
North Carolina 0.4%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000	01/01/39	750	766,995
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,034,260
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,333,550
				3,134,805

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
North Dakota 0.1%
Burleigh Cnty. Rev, St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000%	07/01/35	750	$ 805,755
Ohio 5.7%
Buckeye Tob. Settlement Fin. Auth. Rev.,
Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	3,170	2,965,694
Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,865	2,705,591
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	7,100	6,628,276
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	8,655	8,037,812
Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	7,675	7,588,733
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/57	1,535	1,585,179
Metro Hlth. Sys., Rfdg.	5.500	02/15/52	5,195	5,585,300
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	1,000	1,073,730
Franklin Cnty. Hosp. Facs. Rev.,
Hlth. Corp., Ser. A	4.000	05/15/47	2,500	2,536,725
Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,031,840

Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,321,188
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg. (Pre-refunded 06/01/21)(ee)	6.250	12/01/34	600	660,798
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.000	11/15/41	750	835,470
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	986,274

Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,281,636
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,007,310
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,048,490
				47,880,046
Oklahoma 2.4%
Oklahoma St. Dev., Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.250	08/15/48	1,455	1,584,684
OU Medicine Proj., Ser. B	5.500	08/15/52	7,530	8,379,760
OU Medicine Proj., Ser. B	5.500	08/15/57	3,670	4,068,856
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	1,500	1,640,940

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Oklahoma (cont’d.)
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250%	11/15/45	1,000	$ 1,075,620
Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125	11/01/30	1,000	1,063,520
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev.,
American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000	06/01/35	1,250	1,348,875
American Airlines, Ser. A, AMT, Rfdg.	5.500	06/01/35	1,000	1,068,800
				20,231,055
Oregon 0.3%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,053,130
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,077,430
				2,130,560
Pennsylvania 5.4%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Allegheny Hlth. Netw. Oblig., Rfdg.	4.000	04/01/44	3,000	2,962,350
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	2,905,767
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,039,350
Comnwlth. Fing. Auth. Rev., Tobacco Master Stlmnt. Pymt.	5.000	06/01/35	1,000	1,120,950
Cumberland Cnty. Mun. Auth., Rev.,
Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,015,290
Asbury PA Oblig. Grp., Rfdg.	6.125	01/01/45	2,000	2,040,860

Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,543,192
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,095,020
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,504,500
Pennsylvania Econ. Dev. Fin. Auth. Rev.,
Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	750	769,883
US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	521,595
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/46	3,950	4,287,211
Sub., Ser. A	5.500	12/01/42	1,500	1,716,975
Sub., Ser. A	5.500	12/01/46	1,740	1,986,541
Sub., Ser. A-1	5.000	12/01/46	2,000	2,154,200

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Pennsylvania (cont’d.)
Pennsylvania Tpk. Commn. Rev., (cont’d.)
Sub., Ser. B-1	5.250%	06/01/47	2,000	$ 2,206,700
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,220,180
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	3,000	3,074,970
Mariana Bracetti Academy	7.625	12/15/41	2,000	2,182,880
New Fndtn. Chrt. Sch. Proj. (Pre-refunded 12/15/22)(ee)	6.625	12/15/41	1,000	1,173,160

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,155,607
				45,677,181
Puerto Rico 0.3%
Puerto Rico Comnwlth. Aqueduct & Swr. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750	07/01/37	1,350	1,252,125
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	1,125	1,065,938
				2,318,063
Rhode Island 0.3%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	2,760	2,855,027
South Carolina 0.7%
South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,508,385
AMT	4.000	07/01/55	2,000	1,988,540

South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250	12/01/55	2,500	2,672,575
				6,169,500
South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,655	1,745,115
Tennessee 1.5%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125	12/01/42	4,000	3,889,800
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250	01/01/45	2,000	2,118,500

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Tennessee (cont’d.)
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg. (Pre-refunded 07/01/20)(ee)	6.000%	07/01/38	1,000	$ 1,058,560
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,000	1,975,880
Memphis-Shelby Cnty. Indl. Dev. Brd. Tax Alloc., Sr. Tax Incr.-Graceland, Ser. A, Rfdg.	5.625	01/01/46	500	522,610
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000	07/01/37	850	879,265
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250	12/01/42	1,100	1,120,493
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,071,030
				12,636,138
Texas 9.1%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	1,015,844
Austin Convention Enterprises, Inc.,
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/32	1,085	1,175,489
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/34	1,050	1,127,175

Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,284,363
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125	04/01/45	2,050	2,126,834
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien (Pre-refunded 01/01/21)(ee)	6.000	01/01/41	2,000	2,154,100
Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,082,430
Sub., Rfdg.	4.000	01/01/41	1,100	1,098,372
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,040,960
Idea Pub. Sch.	6.000	08/15/43	1,000	1,106,100
Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750	08/15/41	1,000	1,095,200
Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000	02/15/38	2,000	2,003,620
Uplift Ed., Ser. A (Pre-refunded 12/01/20)(ee)	6.125	12/01/40	3,000	3,230,700

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,452,666
Grand Parkway Transn. Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,163,500
Gulf Coast Wste. Disp. Auth. Rev., Exxon Proj., Rfdg., FRDD (Mandatory put date 02/01/19)	1.600(cc)	06/01/20	1,700	1,700,000

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000%	07/15/35	2,000	$ 2,145,520
Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625	07/15/38	1,500	1,608,255
Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,073,380
Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	266,085
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,287,850
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	535	589,147
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	465	512,063

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,238,830
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,027,590
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,849,662
Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300	11/01/29	1,000	1,036,150

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, AMT, Rfdg., 144A	4.625	10/01/31	2,000	2,039,300
New Hope Cultural Ed. Facs. Corp. Rev.,
Jubilee Academic Ctr., Ser. A, 144A	5.125	08/15/47	1,000	994,780
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	1,956,080
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,180,475
Westminster Manor Proj., Rfdg.	4.000	11/01/36	1,475	1,415,085

Newark Higher Ed. Fin. Corp. Rev., Austin Achieve Pub. Schs. Inc.	5.000	06/15/48	500	501,635
North Tex. Twy. Auth. Rev.,
First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000	01/01/38	2,000	2,158,020
First Tier, Sys., Ser. A, Unrefunded, Rfdg.	6.250	01/01/39	195	195,657
Rfdg.	5.000	01/01/48	1,250	1,393,413
Second Tier, Ser. A, Rfdg.	4.000	01/01/38	2,000	2,037,920
Pharr Higher Ed. Fin. Auth. Rev.,
Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500	08/15/39	825	845,914
Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500	08/15/39	175	179,389

Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000	08/15/46	1,000	960,980
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700	08/15/40	1,000	1,073,170
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,124,662
Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000	10/01/44	1,000	1,043,450
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev.,
Corp. I, Sr. Lien, Ser. A	5.250	12/15/26	4,100	4,858,500

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., (cont’d.)
Corp. I, Sr. Lien, Ser. B, 3 Month LIBOR + 0.700%	2.568%(c)	12/15/26	1,380	$ 1,370,450
Texas Priv. Activity Surface Transn. Corp. Rev.,
Sr. Lien, Blueridge Transn., AMT	5.000	12/31/50	1,930	2,045,433
Sr. Lien, LBJ Infrastructure	7.000	06/30/40	4,670	4,950,293
Sr. Lien, NTE Mobility Partners	6.875	12/31/39	2,000	2,075,820
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750	06/30/43	500	570,625
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000	12/31/38	1,500	1,734,525
				76,197,461
Utah 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000	07/01/47	1,100	1,207,492
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000	04/15/45	1,000	1,016,280
				2,223,772
Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400	05/01/33	1,100	1,135,497
Virginia 2.4%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	0.000(cc)	07/15/40	1,000	863,840
Fairfax Cnty. Indl. Dev. Auth. Rev., Inova Hlth. Sys., Ser. A, Rfdg.	4.000	05/15/48	3,630	3,706,121
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875	03/01/36	1,250	1,329,037
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000	11/01/48	2,000	2,050,260
Virginia Small Business Fin. Auth. Rev., Transform 66 P3 Proj., AMT	5.000	12/31/56	2,000	2,129,740
Virginia Small Business Fin. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj., AMT	5.250	01/01/32	2,055	2,187,897
Elizabeth River Crossings OpCo LLC Proj., AMT	5.500	01/01/42	3,000	3,203,040
Express Lanes LLC Proj., AMT	5.000	01/01/40	4,780	4,989,938
				20,459,873
Washington 1.8%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000	04/01/30	1,000	1,072,340

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Washington (cont’d.)
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Skagit Valley Hosp.	5.750%	12/01/35	625	$ 652,550
Skagit Valley Hosp., Ser. A, Rfdg.	5.000	12/01/37	3,000	3,180,270

Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,218,406
Washington St. Convention Ctr. Pub. Facs. Dist. Rev., Civic Convention Ctr.	4.000	07/01/58	2,000	1,976,440
Washington St. Healthcare Facs. Auth. Rev.,
Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000	12/01/42	1,000	1,088,310
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,195,876
Overlake Hosp. Med. Ctr., Ser. A	4.000	07/01/42	2,500	2,501,775

Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375	01/01/44	2,000	2,255,280
				15,141,247
West Virginia 0.2%
Monongalia Cnty. Com. Special District, Rev., Univ. Town Ctr., Ser. A, Rfdg., 144A	5.750	06/01/43	500	512,580
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Ser. A, Rfdg.	4.125	01/01/47	1,500	1,452,780
				1,965,360
Wisconsin 1.7%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	997,670
Celanese Proj., Ser. C, AMT, Rfdg.	4.300	11/01/30	3,000	3,042,750
Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	931,650
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	1,954,540
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,018,920
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.375	01/01/48	2,000	2,046,880
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,572,630
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,078,410

Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt, Rfdg.	4.000	11/15/43	1,500	1,526,730
				14,170,180

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	$ 508,390

TOTAL INVESTMENTS 100.1% (cost $810,526,814)				839,054,831
Liabilities in excess of other assets(z) (0.1)%				(747,212)

Net Assets 100.0%				$ 838,307,619

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $483,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $820,000. The aggregate value of $483,800 is 0.1% of net assets.
(t)	Represents zero coupon. Rate quoted represents effective yield at January 31, 2019.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
71	20 Year U.S. Treasury Bonds	Mar. 2019	$10,414,813	$(440,629)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$200,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$ —	$ 3,927,420	$ —
Alaska	—	9,200,000	—
Arizona	—	33,703,621	—
California	—	81,737,766	—
Colorado	—	23,364,690	—
Connecticut	—	5,554,185	—
Delaware	—	2,994,604	—
District of Columbia	—	9,816,421	—
Florida	—	69,457,012	483,800
Georgia	—	9,673,900	—
Hawaii	—	5,357,750	—
Illinois	—	106,017,703	—
Indiana	—	5,211,618	—
Iowa	—	6,031,017	—
Kansas	—	1,009,726	—
Kentucky	—	3,157,675	—

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Louisiana	$ —	$ 8,948,520	$ —
Maine	—	2,191,400	—
Maryland	—	12,368,975	—
Massachusetts	—	8,826,654	—
Michigan	—	13,285,964	—
Minnesota	—	7,744,225	—
Mississippi	—	4,019,215	—
Missouri	—	19,528,351	—
Nevada	—	2,840,882	—
New Jersey	—	65,122,414	—
New York	—	40,094,298	—
North Carolina	—	3,134,805	—
North Dakota	—	805,755	—
Ohio	—	47,880,046	—
Oklahoma	—	20,231,055	—
Oregon	—	2,130,560	—
Pennsylvania	—	45,677,181	—
Puerto Rico	—	2,318,063	—
Rhode Island	—	2,855,027	—
South Carolina	—	6,169,500	—
South Dakota	—	1,745,115	—
Tennessee	—	12,636,138	—
Texas	—	76,197,461	—
Utah	—	2,223,772	—
Vermont	—	1,135,497	—
Virginia	—	20,459,873	—
Washington	—	15,141,247	—
West Virginia	—	1,965,360	—
Wisconsin	—	14,170,180	—
Wyoming	—	508,390	—
Other Financial Instruments*
Futures Contracts	(440,629)	—	—
Total	$(440,629)	$838,571,031	$483,800

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    March 14, 2019

*	Print the name and title of each signing officer under his or her signature.